Business, Basis of Presentation and Summary of Significant Accounting Policies - Revisions of Allowance For Loan Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Credit Losses
Balances at beginning of the period	$ 61,762	$ 72,000	$ 72,000	$ 81,751	$ 77,043
(Reversal of) provision for loan losses	0	0	375	(3,490)	22,110
Recoveries	172	919	1,947	3,162	5,208
Balances at end of the period	60,322	72,118	61,762	72,000	81,751
Allowance for loan losses by impairment methodology, Individually evaluated	2,795	2,226	2,373	2,866	6,596
Allowance for loan losses by impairment methodology, Collectively evaluated	57,527	69,892	59,389	69,134	75,155
Investment in loans, net of unearned income, Individually evaluated	16,428	26,635	13,458	22,599	69,329
Investment in loans, net of unearned income, Collectively evaluated	5,718,010	5,923,815	5,906,717	6,043,626	5,695,432
Total Loans, Net of Unearned Income	5,734,438	5,950,450	5,920,175	6,066,225	5,764,761
Domestic
Allowance for Credit Losses
Loans charged-off	(1,188)	(401)	(9,695)	(2,500)	(1,814)
International
Allowance for Credit Losses
Loans charged-off	(424)	(400)	(2,865)	(6,923)	(20,796)
Real estate loans
Allowance for Credit Losses
Balances at beginning of the period	22,778	31,290	31,290	30,713	18,331
(Reversal of) provision for loan losses	(322)	(821)	(2,885)	(221)	8,570
Recoveries	0	34	212	895	3,906
Balances at end of the period	22,456	30,503	22,778	31,290	30,713
Allowance for loan losses by impairment methodology, Individually evaluated	0	0	0	0	0
Allowance for loan losses by impairment methodology, Collectively evaluated	22,456	30,503	22,778	31,290	30,713
Investment in loans, net of unearned income, Individually evaluated	711	11,238	717	1,318	13,792
Investment in loans, net of unearned income, Collectively evaluated	3,016,569	2,803,394	3,037,604	2,912,786	2,364,161
Total Loans, Net of Unearned Income	3,017,280	2,814,632	3,038,321	2,914,104	2,377,953
Real estate loans | Domestic
Allowance for Credit Losses
Loans charged-off	0	0	(5,839)	(97)	(94)
Real estate loans | International
Allowance for Credit Losses
Loans charged-off	0	0	0	0	0
Commercial loans
Allowance for Credit Losses
Balances at beginning of the period	30,018	32,687	32,687	40,897	44,734
(Reversal of) provision for loan losses	(31)	535	1,099	(1,027)	16,153
Recoveries	123	832	1,367	962	1,116
Balances at end of the period	29,100	33,672	30,018	32,687	40,897
Allowance for loan losses by impairment methodology, Individually evaluated	1,593	2,226	1,282	2,866	6,596
Allowance for loan losses by impairment methodology, Collectively evaluated	27,507	31,446	28,736	29,821	34,301
Investment in loans, net of unearned income, Individually evaluated	12,325	15,055	9,652	20,907	51,332
Investment in loans, net of unearned income, Collectively evaluated	2,137,165	2,139,788	2,254,607	2,073,351	2,398,552
Total Loans, Net of Unearned Income	2,149,490	2,154,843	2,264,259	2,094,258	2,449,884
Commercial loans | Domestic
Allowance for Credit Losses
Loans charged-off	(992)	(382)	(3,662)	(1,979)	(1,496)
Commercial loans | International
Allowance for Credit Losses
Loans charged-off	(18)	0	(1,473)	(6,166)	(19,610)
Loans to financial institutions and acceptances
Allowance for Credit Losses
Balances at beginning of the period	445	4,362	4,362	5,304	9,226
(Reversal of) provision for loan losses	(339)	(691)	(3,917)	(942)	(3,922)
Recoveries	0	0	0	0	0
Balances at end of the period	106	3,671	445	4,362	5,304
Allowance for loan losses by impairment methodology, Individually evaluated	0	0	0	0	0
Allowance for loan losses by impairment methodology, Collectively evaluated	106	3,671	445	4,362	5,304
Investment in loans, net of unearned income, Individually evaluated	0	0	0	0	0
Investment in loans, net of unearned income, Collectively evaluated	27,985	416,292	69,003	497,626	416,336
Total Loans, Net of Unearned Income	27,985	416,292	69,003	497,626	416,336
Loans to financial institutions and acceptances | Domestic
Allowance for Credit Losses
Loans charged-off	0	0	0	0	0
Loans to financial institutions and acceptances | International
Allowance for Credit Losses
Loans charged-off	0	0	0	0	0
Consumer loans and overdrafts
Allowance for Credit Losses
Balances at beginning of the period	8,521	3,661	3,661	4,837	4,752
(Reversal of) provision for loan losses	692	977	6,078	(1,300)	1,309
Recoveries	49	53	368	1,305	186
Balances at end of the period	8,660	4,272	8,521	3,661	4,837
Allowance for loan losses by impairment methodology, Individually evaluated	1,202	0	1,091	0	0
Allowance for loan losses by impairment methodology, Collectively evaluated	7,458	4,272	7,430	3,661	4,837
Investment in loans, net of unearned income, Individually evaluated	3,392	342	3,089	374	4,205
Investment in loans, net of unearned income, Collectively evaluated	536,291	564,341	545,503	559,863	516,383
Total Loans, Net of Unearned Income	539,683	564,683	548,592	560,237	520,588
Consumer loans and overdrafts | Domestic
Allowance for Credit Losses
Loans charged-off	(196)	(19)	(194)	(424)	(224)
Consumer loans and overdrafts | International
Allowance for Credit Losses
Loans charged-off	$ (406)	(400)	(1,392)	(757)	$ (1,186)
As Reported
Allowance for Credit Losses
Balances at beginning of the period		72,000	72,000
(Reversal of) provision for loan losses		0
Recoveries		919
Balances at end of the period		72,118		72,000
Allowance for loan losses by impairment methodology, Individually evaluated		2,226
Allowance for loan losses by impairment methodology, Collectively evaluated		69,892
Investment in loans, net of unearned income, Individually evaluated		26,635
Investment in loans, net of unearned income, Collectively evaluated		5,923,815
Total Loans, Net of Unearned Income		5,950,450
As Reported | Domestic
Allowance for Credit Losses
Loans charged-off		(401)
As Reported | International
Allowance for Credit Losses
Loans charged-off		(400)
As Reported | Real estate loans
Allowance for Credit Losses
Balances at beginning of the period		30,246	30,246
(Reversal of) provision for loan losses		(864)
Recoveries		34
Balances at end of the period		29,416		30,246
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		29,416
Investment in loans, net of unearned income, Individually evaluated		11,238
Investment in loans, net of unearned income, Collectively evaluated		2,699,872
Total Loans, Net of Unearned Income		2,711,110
As Reported | Real estate loans | Domestic
Allowance for Credit Losses
Loans charged-off		0
As Reported | Real estate loans | International
Allowance for Credit Losses
Loans charged-off		0
As Reported | Commercial loans
Allowance for Credit Losses
Balances at beginning of the period		33,731	33,731
(Reversal of) provision for loan losses		578
Recoveries		832
Balances at end of the period		34,759		33,731
Allowance for loan losses by impairment methodology, Individually evaluated		2,226
Allowance for loan losses by impairment methodology, Collectively evaluated		32,533
Investment in loans, net of unearned income, Individually evaluated		15,055
Investment in loans, net of unearned income, Collectively evaluated		2,243,345
Total Loans, Net of Unearned Income		2,258,400
As Reported | Commercial loans | Domestic
Allowance for Credit Losses
Loans charged-off		(382)
As Reported | Commercial loans | International
Allowance for Credit Losses
Loans charged-off		0
As Reported | Loans to financial institutions and acceptances
Allowance for Credit Losses
Balances at beginning of the period		4,362	4,362
(Reversal of) provision for loan losses		(691)
Recoveries		0
Balances at end of the period		3,671		4,362
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		3,671
Investment in loans, net of unearned income, Individually evaluated		0
Investment in loans, net of unearned income, Collectively evaluated		416,292
Total Loans, Net of Unearned Income		416,292
As Reported | Loans to financial institutions and acceptances | Domestic
Allowance for Credit Losses
Loans charged-off		0
As Reported | Loans to financial institutions and acceptances | International
Allowance for Credit Losses
Loans charged-off		0
As Reported | Consumer loans and overdrafts
Allowance for Credit Losses
Balances at beginning of the period		3,661	3,661
(Reversal of) provision for loan losses		977
Recoveries		53
Balances at end of the period		4,272		3,661
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		4,272
Investment in loans, net of unearned income, Individually evaluated		342
Investment in loans, net of unearned income, Collectively evaluated		564,306
Total Loans, Net of Unearned Income		564,648
As Reported | Consumer loans and overdrafts | Domestic
Allowance for Credit Losses
Loans charged-off		(19)
As Reported | Consumer loans and overdrafts | International
Allowance for Credit Losses
Loans charged-off		(400)
Effect of change
Allowance for Credit Losses
Balances at beginning of the period		0	0
(Reversal of) provision for loan losses		0
Recoveries		0
Balances at end of the period		0		0
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		0
Investment in loans, net of unearned income, Individually evaluated		0
Investment in loans, net of unearned income, Collectively evaluated		0
Total Loans, Net of Unearned Income		0
Effect of change | Domestic
Allowance for Credit Losses
Loans charged-off		0
Effect of change | International
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Real estate loans
Allowance for Credit Losses
Balances at beginning of the period		1,044	1,044
(Reversal of) provision for loan losses		43
Recoveries		0
Balances at end of the period		1,087		1,044
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		1,087
Investment in loans, net of unearned income, Individually evaluated		0
Investment in loans, net of unearned income, Collectively evaluated		103,522
Total Loans, Net of Unearned Income		103,522
Effect of change | Real estate loans | Domestic
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Real estate loans | International
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Commercial loans
Allowance for Credit Losses
Balances at beginning of the period		(1,044)	(1,044)
(Reversal of) provision for loan losses		(43)
Recoveries		0
Balances at end of the period		(1,087)		(1,044)
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		(1,087)
Investment in loans, net of unearned income, Individually evaluated		0
Investment in loans, net of unearned income, Collectively evaluated		(103,557)
Total Loans, Net of Unearned Income		(103,557)
Effect of change | Commercial loans | Domestic
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Commercial loans | International
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Loans to financial institutions and acceptances
Allowance for Credit Losses
Balances at beginning of the period		0	0
(Reversal of) provision for loan losses		0
Recoveries		0
Balances at end of the period		0		0
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		0
Investment in loans, net of unearned income, Individually evaluated		0
Investment in loans, net of unearned income, Collectively evaluated		0
Total Loans, Net of Unearned Income		0
Effect of change | Loans to financial institutions and acceptances | Domestic
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Loans to financial institutions and acceptances | International
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Consumer loans and overdrafts
Allowance for Credit Losses
Balances at beginning of the period		0	$ 0
(Reversal of) provision for loan losses		0
Recoveries		0
Balances at end of the period		0		$ 0
Allowance for loan losses by impairment methodology, Individually evaluated		0
Allowance for loan losses by impairment methodology, Collectively evaluated		0
Investment in loans, net of unearned income, Individually evaluated		0
Investment in loans, net of unearned income, Collectively evaluated		35
Total Loans, Net of Unearned Income		35
Effect of change | Consumer loans and overdrafts | Domestic
Allowance for Credit Losses
Loans charged-off		0
Effect of change | Consumer loans and overdrafts | International
Allowance for Credit Losses
Loans charged-off		$ 0